Significant Accounting Policies - Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Restricted cash
Restricted cash	$ 21,498	$ 58,675
Treasury Management Services
Restricted cash
Restricted cash	8,500
Professional Fee Escrow
Restricted cash
Restricted cash	$ 13,000
Predecessor
Restricted cash
Restricted cash		$ 1,034,470	$ 8,500
Predecessor | Treasury Management Services
Restricted cash
Restricted cash			$ 8,500